Segment Information (Details 3) (USD $)	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2013 CDS	Mar. 31, 2013 CDS Employee Separation Expenses item	Dec. 31, 2012 CDS Employee Separation Expenses
Restructuring plan
Reduction in global employee headcount				150
Restructuring liability
Liability at the beginning of the period					$ 0
Accrued costs	6,084,000	6,084,000	6,100,000	6,100,000
Cash payments				(500,000)
Liability at the end of the period				$ 5,600,000	$ 0